DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Deferred Tax and Other Long-Term Assets

Deferred tax and other long-term assets, net consist of the following as of December 31, 2021 and 2020:

Details	2021	2020
Deferred tax asset (see Note 19)	$53,526	$57,802
Right of use - assets under operating leases	14,113	18,990
Fair value of cross-currency interest rate swap (see Note 12D)	4,372	10,661
Prepaid long-term land lease, net	2,934	3,055
Long-term prepaid expenses	24,993	2,893
	$99,938	$93,401